Thrivent Church Loan and Income Fund

625 Fourth Avenue South

Minneapolis, MN 55415

July 30, 2019

EDGAR FILING

U.S. Securities and Exchange Commission

100	F Street, N.E.

Washington, DC 20549

Re:	Thrivent Church Loan and Income Fund (the “Registrant”)

File Nos. 333-226163; 811-23362

Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies on behalf of the Registrant that the form of the Registrant’s prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) would not have differed from that contained in the Amendment that was filed electronically on July 29, 2019.

If you have any questions or comments concerning the foregoing, please do not hesitate to call me at (612) 844-7190.

Sincerely,

/s/ John D. Jackson

John D. Jackson

Assistant Secretary